Taxation - Schedule of Net (Loss) Income Before Income Tax is Attributable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net (Loss) Income Before Income Tax is Attributable [Line Items]
Net (loss) income before income tax	$ (6,879,942)	$ (1,043,227)	$ 1,580,188
Hong Kong [Member]
Schedule of Net (Loss) Income Before Income Tax is Attributable [Line Items]
Net (loss) income before income tax	(2,005,456)	(466,932)	1,490,886
Cayman [Member]
Schedule of Net (Loss) Income Before Income Tax is Attributable [Line Items]
Net (loss) income before income tax	$ (4,874,486)	$ (576,295)	$ 89,302